Summary of significant accounting policies	12 Months Ended
Dec. 31, 2025
Summary of significant accounting policies
Summary of significant accounting policies

2.Summary of significant accounting policies

(a)Basis of presentation

The consolidated financial statements have been prepared in accordance with U.S. GAAP.

(b)Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the consolidated VIEs and VIEs’ subsidiaries for which the Company is the primary beneficiary. All intercompany transactions, balances and unrealized profit and losses have been eliminated upon consolidation.

The Group evaluates the need to consolidate the VIEs and VIEs’ subsidiaries in which equity holders do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.

As foreign-invested companies engaged in internet-based businesses is subject to significant restrictions under current PRC laws and regulations, the Group and its PRC subsidiary, Vipshop (China) Co., Ltd. (“Vipshop China”), as a wholly foreign owned enterprise (“WFOE”), are restricted from holding the licenses that are necessary for the online operation in China. To comply with these restrictions, the Group conducts the Internet-related operations in the PRC through certain PRC domestic companies, whose equity interests are held by certain management members of the Group (“Nominee Shareholders”).

The Group, through Vipshop China, entered into a series of contractual arrangements with certain PRC domestic companies and the Nominee Shareholders, pursuant to which the Group is entitled to have the power to direct the activities that most significantly impact the VIEs, and receive effectively all economic benefits generated from the Nominee Shareholders’ equity interests in these VIEs. By entering into a series of contractual arrangements, the Group established three sets of VIEs: (i) Guangzhou Vipshop E-Commerce Co., Ltd. (“Vipshop E-Commerce”); (ii) Guangzhou Vipshop Information Technology Co., Ltd. (“Vipshop Information”); and (iii) Pin Jun Tong Enterprise Management & Consulting Co., Ltd. (“Pin Jun Tong”).

The Group has concluded that it is the ultimate primary beneficiary of these PRC domestic companies and accordingly, consolidates these VIEs.

2.Summary of significant accounting policies (Continued)

(b)Principles of consolidation (Continued)

The following is a summary of the contractual agreements (collectively, “Contractual Agreements”) that the Group, through the WFOE, entered into with the consolidated VIEs and their Nominee Shareholders:

Equity Interest Pledge Agreements

The Nominee Shareholders of these PRC domestic companies pledged all of their equity interests in these PRC domestic companies as collateral to ensure that these PRC domestic companies fully perform its obligations under the Exclusive Business Cooperation Agreement, Exclusive Option Agreement and other applicable Agreement, and pay the consulting and service fees and repay the loan and the accrued interests to the WFOE when the same becomes due. The agreement will remain in effect until all of the obligations of these PRC domestic companies under the Exclusive Business Cooperation Agreement, Exclusive Option Agreement and other applicable Agreement have been duly performed or terminated.

Exclusive Option Agreement

The Nominee Shareholders of these PRC domestic companies granted the WFOE an irrevocable and exclusive right to purchase, or designate one or more persons to purchase, their equity interest in these PRC domestic companies at the WFOE’s sole and absolute discretion to the extent permitted by the PRC laws. The purchase price is equal to the higher of: (i) the amount of registered capital actually contributed by the equity holder; or (ii) a minimum price permitted by applicable PRC laws.

Power of Attorney Agreements

The Nominee Shareholders of these PRC domestic companies irrevocably authorized the WFOE to exercise the rights related to their shareholdings, including attending shareholders’ meetings and voting on their behalf on all matters, including but not limited to matters related to the transfer, pledge or disposition of their respective equity interests in these PRC domestic companies, and appointment of the executive directors and senior management of these PRC domestic companies. The WFOE has the right to appoint any individual or entity to exercise the power of attorney on its behalf. Each power of attorney will remain in effect until the shareholder ceases to hold any equity interest in these PRC domestic companies.

Exclusive Business Cooperation Agreement

The WFOE entered into an agreement with these PRC domestic companies to provide these PRC domestic companies with technical, consulting and other services. In consideration of these services, these PRC domestic companies shall pay the WFOE fees equal to 100% of its net income of these PRC domestic companies, provided that the WFOE, at its sole discretion, shall have the right to adjust the rate of the service through written notice. The WFOE will exclusively own any intellectual property arising from the performance of this agreement. These PRC domestic companies have no right to terminate this agreement unless the WFOE commits gross negligence or fraud.

2.Summary of significant accounting policies (Continued)

(b)Principles of consolidation (Continued)

Risks in relation to the VIE structure

The Group believes that the VIE arrangements are in compliance with PRC law and are legally enforceable. The equity holders of the VIEs are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, there are certain risks related to the Contractual Agreements, which include but are not limited to the following:

●	The interpretation and application of PRC laws and regulations relating to online commerce and provision of internet content may pose effects on us. If the PRC government finds that the structure we have adopted for our business operations does not comply with PRC laws and regulations, we could be subject to severe penalties, including shut-down of our online retail channels;
●	The Group relies on contractual arrangements with the consolidated VIEs and their respective shareholders for the operation of their business, which may not be as effective as direct ownership. If the consolidated VIEs and their respective shareholders fail to perform their obligations under these contractual arrangements, the Group may have to resort to arbitration or litigation to enforce their rights, which may be time-consuming, unpredictable, expensive, and damaging to their operations and reputation;
●	The shareholders of the significant consolidated VIEs have potential conflict of interest with the Group, which may adversely affect their business;
●	The Group may lose the ability to use and enjoy assets held by the consolidated VIEs that are important to the operation of their business if either such entity goes bankrupt or becomes subject to a dissolution or liquidation proceeding;
●	The Group’s business may be significantly affected by the PRC Foreign Investment Law;
●	The contractual arrangements with the consolidated VIEs may result in adverse tax consequences to the Group.

The financial information of the Group’s VIEs and VIEs’ subsidiaries, including total assets, total current liabilities, total liabilities, net revenues, total operating expenses, net income and cash flows after intercompany eliminations are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Total assets	6,504,813	5,678,365
Total current liabilities	(899,497)	(928,299)
Total liabilities	(901,256)	(930,527)

2.Summary of significant accounting policies (Continued)

(b)Principles of consolidation (Continued)

Risks in relation to the VIE structure (Continued)

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues	372,530	306,576	292,344
Total operating expenses	(62,931)	(56,759)	(35,938)
Net income	235,406	308,464	341,871

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash used in operating activities	(721,336)	(749,147)	(399,537)
Net cash used in investing activities	(123,591)	(155,901)	(505,959)
Net cash used in financing activities	—	(1,854)	—

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations or are restricted solely to settle the VIEs’ obligations. The Company has not provided any financial support that it was not previously contractually required to provide to the VIEs.

(c)Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting periods. Actual results may differ from these estimates. The Group’s management made their estimates based on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include inventory write-downs, delivery day estimate, impairment of goodwill and long-lived assets and valuation of other investments. Changes in facts and circumstances may result in revised estimates.

(d)Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, time deposit that are not restricted as to withdrawal or use and highly liquid investments with maturity of less than three months.

(e)Restricted cash

The Group’s restricted cash represents mainly deposits held in a designated bank account related to online payments service, security deposits of short - term loans and other restricted cash items.

(f)Short-term investments

Short-term investments consist primarily of financial products offered by commercial banks in mainland China and Hong Kong with fixed maturity dates ranging from three months to one year.

2.Summary of significant accounting policies (Continued)

(g)Inventories

Inventories consisting of products available for sales are valued at the lower of cost or net realizable value with cost determined using the weighted average cost method. Net realizable value is based on estimated selling prices in the ordinary course of business, less reasonably predictable transportation cost. Write-down is recorded when future estimated net realizable value is less than cost, which is recorded in cost of revenues in the consolidated statements of income and comprehensive income.

Inventory write-down is estimated based on significant management estimates and assumptions used to determine the write-down percentages that are applied to different aging groups and assess the condition of the merchandizes within each category. In determining the write-down percentages on inventories, the Company takes into considerations of factors, such as the inventories’ aging, historical trends, forecasted demands, expected selling prices and future promotional events.

(h)Accounts receivables, net

Accounts receivables are mainly receivables from logistics and warehousing services rendered to the Group’s vendors, receivables from consumer financing business and related service fees, receivables from provision of rental, online promotion and advertising services and receivables from payment platform, which are stated at the historical carrying amount net of allowance for uncollectible accounts. The Group makes estimates of expected credit losses for the allowance for credit losses based on assessment of various factors, including historical experience, the age of the accounts receivable balances, probabilities of default and loss given default rates of different types of accounts receivables in each business, credit quality of certain accounts receivables, current economic conditions, reasonable and supportable forecasts of future economic conditions and other factors that may affect its ability to collect from the counterparties. Uncollectible accounts receivables are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined that is not probable for the balance to be collected.

Accounts receivables expected to be settled in more than one year as of the balance sheet date are classified into other long-term assets on the consolidated balance sheets.

(i)Other receivables and prepayments, net

Other receivables and prepayments mainly consisted of interest receivable, prepayment to suppliers related to procurement activities for goods and services, loans to third parties, value added tax (“VAT”) and enterprise income tax (“EIT”) recoverable, advances to supplier related to financing activities and others. The Group makes estimates of expected credit loss for the allowance of other receivables based on assessment of various factors, including probability of default and loss given default rate of different types of other receivables in each business, current economic conditions, reasonable and supportable forecasts of future economic conditions and other factors that may affect its ability to collect from the counterparties. Uncollectible other receivables are written off when a settlement is reached for an amount that is less than the outstanding balance or when the Group has determined that it is probable the balance will not be collected.

2.Summary of significant accounting policies (Continued)

(j)Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment losses. Gains or losses on dispositions of property and equipment are included in other operating income. Major additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.

Depreciation and amortization are provided over the estimated useful lives of the assets using the straight-line method from the time the assets are placed in service. Estimated useful lives are as follows:

Estimated useful life
Buildings	20 to 30 years
Furniture, fixtures and equipment	2 to 10 years
Leasehold improvements	Shorter of lease term or the estimated useful life of lease improvements
Motor vehicles	4 to 5 years
Software	1 to 10 years

Direct and incremental costs related to the construction of assets, including costs under the construction contracts, duties and tariffs, equipment installation and shipping costs, are capitalized. Management estimates the residual value of its furniture, fixtures and equipment and motor vehicles ranging from 0% to 5%.

(k)Land use rights, net

Land use rights represent the amounts paid and relevant costs incurred for the Group’s leases for the right of use for lands located in PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the terms of the respective land use right agreements.

(l)Intangible assets, net

Acquired intangible assets mainly consist of trademarks and payment license acquired from third parties and from business combination.

Trademarks purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the estimated economic lives.

Identifiable intangibles assets acquired in business combination are determined separately from goodwill based on their fair value if they satisfy either the “contractual-legal” or “separability” criterion.

Intangible assets with a definite economic life are carried at cost less accumulated amortization. Identifiable intangibles assets are amortized using the straight-line method over their respective economic lives.

2.Summary of significant accounting policies (Continued)

(l)Intangible assets, net (Continued)

Intangible assets acquired with indefinite lives are carried at cost less subsequent accumulated impairment loss. Cost to renew or extend the term of a recognized intangible asset is charged to profit or loss as incurred in the consolidated statements of income and comprehensive income. Estimated economic lives of the intangible assets are as follows:

Estimated economic life
Trademarks	2-5 years
Payment license	Indefinite life

(m)Investments in equity method investee and other investments

Investments accounted under the equity method

Equity investments for which the Group has significant influence but does not own a majority equity interest or otherwise control are accounted for using the equity method. The Group adjusts the carrying amount of the investments and recognizes investment income or loss for its share of the earnings or loss of the investee after the date of investment.

The Group assesses its equity method investments for impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entities, including current earnings trends and future cash flows, and other entity-specific information. The fair value determination, particularly for investments in privately-held entities, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the fair value assessment of the investments and determination of whether any identified impairment is other-than-temporary. If the decline in the fair value is deemed to be other-than-temporary, the carrying value of the equity method investment is written down to fair value.

Equity investment with readily determinable fair value

Investments in equity securities that have readily determinable fair value and for which the Group does not have the ability to exercise significant influence are reported at fair value with unrealized gains and losses included in investment gain and revaluation of investments on the consolidated statements of income and comprehensive income.

Equity investment without readily determinable fair value

The Group’s other investments comprise of investments in privately-held companies that do not have readily determinable fair value and investments in private equity funds accounted for under the practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment (“NAV practical expedient”). For investments in privately-held companies that do not have readily determinable fair value, the Group applied the measurement alternatives to measure these investments at cost minus impairment, if any, adjusted up or down for observable price changes in orderly transactions for the identical or similar investment of the same issuer. The Group also makes qualitative assessment at each reporting period and if the assessment indicates that the fair value of the investment is less than the carrying value, the investment in equity securities will be written down to its fair value, with the difference between the fair value and carrying amount of the investment as an impairment loss recorded in the consolidated statements of income and comprehensive income.

2.Summary of significant accounting policies (Continued)

(m)	Investments in equity method investee and other investments (Continued)

Available-for-sale debt securities

For investments in investee’s shares which are determined to be debt securities, the Group accounts for as available-for-sale investments when they are not classified as either trading or held-to-maturity investments. Available-for-sale investments are reported at fair value, with unrealized gains and losses, net of taxes recorded in accumulated other comprehensive income or loss. Realized gains or losses on the sales of these securities are recognized in the consolidated statements of operations. The Group evaluates each individual investment periodically for impairment.

(n)Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group assesses the recoverability of these long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the future undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment writing down the carrying amount to the fair value of these assets.

The Group evaluates intangible asset that is not subject to amortization for impairment annually. When performing the impairment analysis for such intangible assets, the Group will first perform a qualitative assessment to determine whether it is necessary to perform a quantitative impairment test. If the qualitative factors indicate that the carrying amount of the intangible assets is more likely than not to exceed the fair value, then a quantitative impairment test is performed. To perform a quantitative impairment test of intangible assets, the Group performs an assessment that consists of a comparison of the fair values of the intangible assets with their carrying amounts. The Group recognizes impairment loss on the amount by which the carrying value exceeds the fair value of the asset. After an impairment loss is recognized, the Group uses adjusted carrying amount of the long-lived assets and intangible asset as its new accounting basis.

The Group recorded long-lived assets impairment of RMB156,241, nil and nil during the years ended December 31, 2023, 2024 and 2025, respectively, in general and administrative expenses on the consolidated statements of income and comprehensive income.

2.Summary of significant accounting policies (Continued)

(o)Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination. Goodwill is not amortized but is tested for impairment on an annual basis as of December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired.

In accordance with ASC 350, the Group may first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. In the qualitative assessment, the Group considers factors such as macroeconomic conditions, industry, regulation and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations, business plans and strategies of the reporting unit. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed. The management concluded that goodwill was not impaired as of December 31, 2023, 2024 and 2025, respectively.

The Group performs the quantitative impairment test by comparing the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, the amount by which the carrying amount exceeds the reporting unit’s fair value is recognized as impairment. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, allocation of assets, liabilities and goodwill to reporting units, and determination of the fair value of each reporting unit.

(p)Business combinations and non-controlling interests

In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs. The Group applies a ‘screen test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

Transactions in which the acquired is considered a business are accounted for as a business combination as described below. Conversely, transactions not considered as business acquisition are accounted for as acquisition of assets and liabilities. In such transactions, the cost of acquisition is allocated proportionately to the acquired identifiable assets and liabilities, based on their proportionate fair value on the acquisition date. In an assets acquisition, no goodwill is recognized on the acquisition date.

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations”. The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred, liabilities incurred and equity instruments issued by the Group to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill.

In a business combination achieved in stages, the Group remeasures its previously held equity interest in the acquiree at the acquisition-date fair value and recognize the resulting gain or loss, if any, in earnings.

2.Summary of significant accounting policies (Continued)

(p)Business combinations and non-controlling interests (Continued)

For the Group’s majority-owned subsidiaries and subsidiaries of VIEs, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Consolidated net income on the consolidated statements of income and comprehensive income includes the net income attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests, are recorded as non-controlling interests on the Group’s consolidated balance sheets.

(q)Leases

From the Perspective of Lessee

The Group leases office space, offline stores, apartments and certain equipment under operating leases for terms ranging from short term (under 12 months) to 16 years.

The scope of ASC 842 also includes land use rights and the accounting policy is included in Note 2(k).

The Group determines whether a contract contains a lease at contract inception. A contract contains a lease if there is an identified asset and the Group has the right to control the use of the identified asset.

At the commencement of each lease, management determines its classification as an operating or finance lease. For leases that qualify as operating leases, the Group recognizes the associated lease expense on a straight-line basis over the term of the lease beginning on the date of initial possession, which is generally when the Group enters the leased premises and begins to make improvements in preparation for its intended use.

A lease liability is recognized for future fixed lease payments and Right-of-use (“ROU”) assets representing the right to use the underlying asset during the lease term.

The Group uses the incremental borrowing rate in determining the present value of lease payments, unless the implicit rate is readily determinable. The incremental borrowing rate is estimated on a portfolio basis and incorporating lease term, currency risk, credit risk and an adjustment for collateral. If lease terms include options to extend or terminate the lease, the ROU asset and lease liability are measured considering such options when it’s reasonably certain they could be exercised.

The Group uses the discount rate as of the commencement date of the lease, incorporating the entire lease term. Current maturities and long-term portions of operating lease liabilities are classified as operating lease liabilities, current and operating lease liabilities, non-current, respectively, in the consolidated balance sheets.

The ROU asset is measured at the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred and lease incentives. Variable lease expenses include rent contingent payments based on percentages of revenue as defined in the lease. It is not included in lease expenses before it incurs or becomes probable.

Repayments of operating liabilities, variable lease payments and short-term lease payments are classified in operating activities.

2.Summary of significant accounting policies (Continued)

(q)Leases (Continued)

From the Perspective of Lessee (Continued)

The Group has made an accounting policy election to exempt leases with an initial term of 12 months or less from being recognized on the balance sheet. Short-term leases are not significant in comparison to the Group’s overall lease portfolio. Payments related to those leases are recognized in the consolidated statements of income and comprehensive income on a straight-line basis over the lease term.

From the Perspective of Lessor

The Group leases shop spaces in outlet malls to brand shops and warehouse to suppliers under operating leases ranging from short term (under 12 months) to 25 years.

Under ASC 842, which permits a practical expedient that provides lessors an option not to separate lease and non-lease components if both of the following criteria are met: (1) the timing and pattern of transfer of the lease and non-lease component(s) are the same and (2) the lease component would be classified as an operating lease if it were accounted for separately. If both criteria are met, the combined component is accounted for in accordance with ASC 842 if the lease component is the predominant component of the combined component; otherwise, the combined component is accounted for in accordance with the revenue recognition standard. The Group determined that the lease arrangements meet the criteria applying the practical expedient and to account for the lease and non-lease components as a single lease component under ASC 842. The Group recognized consideration received from the leases, together with other non-lease components including common area maintenance arrangements on a straight-line basis as the lease component is the predominant component of the combined component.

The Group, as a lessor, retain substantially all of the risks and benefits of ownership of the properties and continue to account for its leases as operating leases. There is no terms and conditions exist to grant the option for the tenant to purchase the properties upon termination of the lease. Renewal of the leases are negotiated before termination and penalty is imposed if the lessees early terminate the leases. The majority of the Group’s lease contracts are based on the higher of 1) fixed lease payment and 2) variable lease payment based on percentage of gross revenue generated by each tenant. The Group recognizes fixed lease income on a straight-line basis over the terms of the leases and variable lease income are recognized when incurred, both included in other revenues on the consolidated statements of income and comprehensive income. The lessees are generally required to provide the Group with a deposit, which is recorded in accrued expenses and other current liabilities on the consolidated balance sheets.

The residual value of the Group’s lease assets represents the fair value of the leased assets at the end of the lease terms. The Group applies on industry data, historical experience, independent appraisals and the experience of the management team to value lease residuals.

(r)Revenue recognition

The Group recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration which the Group expects to receive in exchange for those goods or services. For revenue recognition, the Group evaluates the arrangements within the scope of Topic 606 and performs the following five steps: (1) identify the contract(s) with a customer,(2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

2.Summary of significant accounting policies (Continued)

(r)Revenue recognition (Continued)

Product revenue recognition

The majority of the Group’s revenue is derived from online product revenue. The Group generates revenue from the sale of apparel, fashion goods, cosmetics, home goods and lifestyle products and other merchandizes through its online platforms, including its internet website and cellular phone application. The Group recognizes revenue at the point of time when the goods have been received by the customers based on the delivery day estimate. The customers have the options to pay for the goods in advance or to pay over an agreed upon instalment period.

For offline product revenue and merchandizes sold through Shan Shan Outlets, the Group recognizes product revenue at the point of time when customers obtain control of the merchandises.

Revenue was recorded net of surcharges, VAT and sales tax on cross border revenue. Surcharges are sales related taxes representing the City Maintenance and Construction Tax and Education Surtax. Revenues also include fees charged to customers for shipping and handling expenses for online product revenue.

To determine whether the Group is an agent or principal in the sale of products, the Group considers the following indicators: the Group is primarily responsible for fulfilling the promise to provide the specified goods or services, is subject to inventory risks before the specified goods or services have been transferred to a customer or handling the return of the goods after transfer of control to the customers, and has discretion in establishing the price of the specified goods or services. The Group records all product revenue on a gross basis except for the products sold where the Group only provides platform access for certain third-party merchants.

Return rights

The Group offers online sales customers with an unconditional right of return for a period of 7 days upon receipt of the products. Accordingly, the Group estimates the expected customer merchandize returns, based on historical return patterns, to record the revenue reversal and a corresponding refund liability which is included in accrued expenses and other current liabilities (Note 11).

Other revenues

Other revenues primarily consist of product promotion and online advertising revenues, lease income mainly earned from the Shan Shan Outlets and warehouses, fees charged to third-party merchants where the Group provides platform access for sales of their products, logistic services revenue to third-parties, loan facilitation service income and membership fee income.

The Group provides promotion and advertising services to the merchants on its as well as third-party marketing affiliate’s website or mobile applications. The Group recognizes revenue from performance - based marketing services when the customers are charged based on effective clicks or sales, and from display the advertising services over the agreed period or based on the impressions at an agreed rate per thousand impressions.

Shan Shan Outlets leases shop space to various brand shops and the Group leases the warehouses to the suppliers, the related revenue is accounted under ASC Topic 842—Leases. The detail information was disclosed in Note 2(q).

The Group charges commission fees to third-party merchants for access to the Group’s platform for sales of their products. The Group is not generally responsible for fulfilling the promised contracts, as it does not bear the inventory risk, nor has the discretion in establishing prices. Upon successful sales on the Group’s online platforms, the Group charges the third-party merchants commission fees.

Revenue from logistic services is recognized at the point of time upon completion of the performance of services.

2.Summary of significant accounting policies (Continued)

(r)Revenue recognition (Continued)

Other revenues (Continued)

In connection with the Group’s product revenues, certain approved customers have the option to pay for the goods over an installment period up to 24 months. Significant financing component exists in sales paid by installments. The Group elected the practical expedient not to adjust the promised amount of consideration for the effects of a significant financing component for all instances in which the period between payment and transfer of the goods will be one year or less. For the contracts with installment period over 12 months, the transaction price is adjusted for the effects of the time value of money which is equivalent to the amounts charged in separate financing transaction between the Group and its customers at contract inception. The revenues earned from the financing service is recognized over the installment period and included in other revenues.

The Group cooperates with banks and third-party consumer financing companies to provide consumer loans to qualified customers, and is entitled to service channel fees calculated as a percentage of the loan amounts. Revenue is recognized when the banks or third-party consumer financing companies grant customers the loans. The Group is not responsible for any activity post loan originations nor does it provide any guarantee for the loans. The Group considers its performance obligation is completed upon the loan origination and the service fee is recognized as revenue at that point in time.

The Group has a paid online membership program called Super VIP, which allows its members to enjoy certain privileges. The revenue related to the membership fee is recognized on a straight-line basis over the period of the membership.

Membership reward program

Shan Shan Outlets grant reward points to customers when they purchased goods from shops in outlets operated by the Group. These reward points can be used as credits against payment on future purchases.

Shan Shan Outlets considers reward points derived from its own shops in the outlets as a separate performance obligation and allocates the transaction price proportionally between the product sold and reward points granted on a relative standalone selling price basis taking into consideration of the likelihood of future redemption based on historical experience and the equivalent value per reward points when redeemed. The related reward points from its own shops are considered as a contract liability which is not material to the Group’s consolidated financial statements as a whole.

Remaining performance obligations

Remaining performance obligations represent the transaction price allocated to unsatisfied or partially unsatisfied performance obligations. As of December 31, 2024 and 2025, the Group had unfulfilled performance obligations for products to be passed to customers of RMB1,801.2 million and RMB1,673.1 million, and performance obligations related to Super VIP membership fee and reward points of RMB394.1 million and RMB422.6 million, respectively. The Group expects revenue to be recognized for the remaining performance obligations within the next year. The remaining performance obligations are accounted under advance from customers and deferred income.

2.Summary of significant accounting policies (Continued)

(r)Revenue recognition (Continued)

Disaggregation of revenue

The Group disaggregates its product revenue from different types of contracts with customers by nature, as the Group believes it best depicts the nature, amount, timing and uncertainty of its revenue and cash flows. The Group disaggregates its other revenue from different types of contracts with customers by service income and lease income, as the Group believes it best depicts the nature, amount, timing and uncertainty of its revenue and cash flows. Service income mainly relate to revenues from product promotion and online advertising revenues, fees charged to third-party merchants which the Group provides platform access for sales of their products, revenue from third-party logistics services, loan facilitation service income and membership fee income. Lease incomes are mainly earned from the Shan Shan Outlets. The amounts of service income and lease income were RMB4.94 billion and RMB2.30 billion, RMB4.96 billion and RMB2.73 billion, RMB5.12 billion and RMB3.40 billion, for the years ended December 31, 2023, 2024 and 2025, respectively.

The following table sets forth the disaggregation of revenue:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Product revenues
Womenswear and menswear	37,628,436	34,825,405	32,332,442
Shoes and bags	9,384,021	8,301,476	7,645,338
Skincare and cosmetics	15,669,280	14,015,643	13,069,012
Sportswear and sporting goods	13,870,228	13,748,205	14,030,473
Home goods and other lifestyle products	8,620,465	8,553,989	9,511,250
Baby and children products	9,606,808	9,032,306	11,061,599
Supermarket and other products	10,834,247	12,257,526	9,748,712
	105,613,485	100,734,550	97,398,826
Other revenues	7,242,535	7,686,282	8,520,720
Total net revenues	112,856,020	108,420,832	105,919,546

The following table summarizes the Group’s revenues recognized at a point in time or over time:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenues recognized at a point in time	108,123,465	103,076,990	99,718,096
Revenues recognized over time	4,732,555	5,343,842	6,201,450
Total net revenues	112,856,020	108,420,832	105,919,546

Contract balances

The estimated returns of inventory remained in-transit were recorded as contract assets included in inventory. The balance of contract assets is RMB360.5 million and RMB318.5 million as of December 31, 2024 and 2025, respectively.

The Group’s contract liabilities mainly consist of prepayments from customers, Super VIP membership fee, reward points and refund liability related to estimated return. As of December 31, 2024 and 2025, the balances of the contract liabilities are RMB2,706.0 million and RMB2,564.1 million, included in advances from customers, deferred income and accrued expenses and other current liabilities.

2.Summary of significant accounting policies (Continued)

(r)Revenue recognition (Continued)

Contract balances (Continued)

At beginning of the years ended December 31, 2023, 2024 and 2025, contract liabilities, excluding refund liabilities related to estimated returns amounting to RMB339.8 million, RMB494.8 million and RMB510.7 million, respectively, were recognized as revenue during the years, and contract liabilities excluding refund liabilities related to estimated returns of RMB468.5 million as of December 31, 2025, are expected to be realized in the following financial year.

(s)Cost of revenues

Cost of revenues consists primarily of cost of merchandizes sold, inventory write-down, cost related to logistics revenue, cost related to generating promotion and advertising revenue, occupancy cost for retail shops including rental cost, maintenance costs, depreciation expenses and utility cost of the outlets. Cost of revenues does not include fulfillment expenses and on-line payment processing fee, therefore the Group’s cost of revenues may not be comparable to other companies which include such expenses in their cost of revenues.

(t)Fulfilment expenses

Fulfillment expenses primarily consist of shipping and handling expenses, packaging expenses, depreciation and amortization of warehouse and logistics equipment, compensation and benefits of logistics and client service cost.

(u)Marketing expenses

Marketing expenses primarily represent advertising expenses incurred in connection with customer acquisition and brand promotional activities, as well as compensation and benefits of marketing staff.

Advertising expenses are charged to the consolidated statements of income and comprehensive income in the period incurred. The amounts of advertising expenses incurred were RMB1.82 billion, RMB1.97 billion and RMB2.01 billion for the years ended December 31, 2023, 2024 and 2025, respectively.

(v)Technology and content expenses

Technology and content expenses primarily consist of compensation and benefits of IT personnel, depreciation of IT equipment, telecommunications expenses, and expenses incurred in creating content for sales events on retail channels.

(w)General and administrative expenses

General and administrative expenses primarily consist of compensation and benefits of headquarters and administrative staff, payment processing fees, depreciations, rental expenses, and other administrative and overhead expenses.

(x)Government grants

Government grants consist of grants related to depreciable assets and other cash subsidies received by the Company’s subsidiaries in the PRC from local governments. Government grants related to depreciable assets are recognized in statement of income over the periods in which depreciation expense on those assets is recognized, corresponding to the useful lives of the assets. Other subsidies received as incentives for conducting business in certain local districts with no performance obligation or other restriction as to the use are recognized when cash is received. RMB495,078, RMB635,673 and RMB704,602 of government grants recognized were included in other operating income for the years ended December 31, 2023, 2024 and 2025, respectively.

2.Summary of significant accounting policies (Continued)

(y)Foreign currency transactions and translations

The functional currency of the Company, Vipshop International Holdings Limited and other offshores subsidiaries is the United States dollar (“US dollar”). The functional currency of all the other significant subsidiaries and the VIEs is RMB. Foreign currency denominated monetary assets and liabilities are translated into the functional currency at the prevailing exchange rates as of the balance sheet date. Transactions in foreign currencies are translated into the functional currency at the applicable rates of exchange prevailing on the date transactions occurred. Transaction gains and losses are recognized in the consolidated statements of income and comprehensive income.

RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies.

The value of RMB is subject to changes by central government policies and international economic and political developments affecting supply and demand in the China foreign exchange trading system. The Group’s cash, cash equivalents and restricted cash denominated in RMB amounted to RMB23.31 billion and RMB21.74 billion as at December 31, 2024 and 2025, respectively.

(z)Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of income and comprehensive income, and consolidated statements of cash flows from RMB into US dollar as of and for the year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of RMB6.9931 to US$1.00, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US dollar at that rate on December 31, 2025.

(aa)Taxation

Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. As part of the process of preparing the consolidated financial statements, the Group is required to estimate its income taxes in each of the jurisdictions in which it operates. The Group accounts for income taxes using the liability method. Under this method, deferred income taxes are recognized for tax consequences in future years of differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements at the end of each reporting period and tax loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates applicable for the differences that are expected to affect taxable income. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Deferred tax is recognized on the undistributed earnings of subsidiaries, which are presumed to be distributed to parent companies, unless there is sufficient evidence that the subsidiaries have invested or will invest the undistributed earnings permanently in the domestic jurisdictions.

(ab)Value added taxes

The Group’s PRC entities are subject to VAT at rates ranged from 0% to 13%, on proceeds received from customers, and are entitled to a deduction for VAT already paid or borne on the goods purchased and utilized in the production of goods that have generated the gross sales proceeds and service delivered. The VAT balance is recorded either in other current liabilities or other current receivables on the consolidated balance sheets.

2.Summary of significant accounting policies (Continued)

(ac)Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. For the periods presented, comprehensive income (loss) is reported in the consolidated statements of income and comprehensive income, and other comprehensive income (loss) includes foreign currency translation adjustments and changes in fair value of debt securities derived from the share of (loss) income of an equity method investee.

(ad)Concentration and risks

Concentration of customers and suppliers

There are no customers or suppliers from whom revenues or purchases individually represent greater than 10% of the total revenues or the total purchases of the Group for the years ended December 31, 2023, 2024 and 2025.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivables, net, short-term investments, amounts due from related parties, net and other receivables, net.

The Group places its cash and cash equivalents, restricted cash and short-term investments with financial institutions with high-credit ratings and quality. Accounts receivables primarily consist of receivables from logistics and warehousing services rendered to the Group’s vendors, receivables from consumer financing business and receivables from payment platform. Other receivables mainly consisted of interest receivable, loans to third parties and advances to suppliers related to financing activities. Amounts due from related parties are loans, deposits and prepayments related to purchases of goods and services from the entities controlled by shareholders of the Group. There is no significant credit risk concentrated with any specific end customers under consumer financing, microcredit loans or suppliers under financing service arrangements. The risk with respect to other items under account and other receivables and amount due from related parties is mitigated by credit evaluations the Group performs on its customers or suppliers and its ongoing monitoring processes of outstanding balances.

(ae)Fair value of financial instruments

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

2.Summary of significant accounting policies (Continued)

(ae)Fair value of financial instruments (Continued)

The three levels of inputs may be used to measure fair value include:

Level 1	Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2

Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s short-term financial instruments include cash and cash equivalents, restricted cash, short-term investments, receivables, payables, amounts due from related parties, other current liabilities, amounts due to related parties and short-term loan. The carrying amounts of these short-term financial instruments approximate their fair value due to the short-term maturity of these instruments. The carrying amounts of the long-term receivables approximate their fair value as the interest rates are comparable to the prevailing interest rates in the market.

The Group measures its equity investment with readily determinable fair value at its quoted price in active markets.

The Group measures its available-for-sale debt securities at fair value based on the recent transactions or based on the market approach when no recent transactions are available. Recent transactions include the purchase price agreed by an independent third party for an investment with similar terms. These investments are classified as level 2 measurement. When no recent transactions are available, a market approach will be used by the Group to measure fair value. The market approach takes into consideration a number of factors including market multiples derived from a set of comparable. The Group has classified these investments as level 3 measurement.

As a practical expedient, the Group uses NAV or its equivalent to measure the fair value of its certain fund investment which the Group does not have the ability to exercise significant influence. NAV is primarily determined based on information provided by external fund administrators. The Group’s investments valued at NAV as a practical expedient are private equity funds, which represent the investment in other investments on the balance sheet.

Certain cash-settled share-based compensation arrangements granted by Shan Shan Outlets are recorded as Level 3 financial instruments which are revalued at each reporting period end. The fair value of the liability relating to the cash-settled share-based compensation arrangements was determined using the Monte Carlo Simulation through simulation of the future net profits of the Shan Shan Outlets as disclosed in Note 23(c).

(af)Share-based compensation

Share-based payments made to employees, including equity-classified employee share options, non-vested shares issued to employees and liability-classified employee share options, which the Group has a repurchase option, are recognized as compensation expenses over the requisite service periods. The Group measures the cost of employee services received in exchange for share-based compensation at the fair value of the awards, which are determined on the grant date for equity-classified employee share options and each reporting period end for liability-classified employee share options. The Group recognizes compensation expense on a straight-line basis over the requisite service period for the entire award with graded vesting provided that the amount of compensation cost recognized at any date must at least equal the portion of the fair value of the award that is vested at that date. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

2.Summary of significant accounting policies (Continued)

(ag)Earnings per share

Basic earnings per share is computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

(ah)Treasury shares

Treasury shares represents ordinary shares repurchased by the Group that are no longer outstanding and are held by the Group. The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired share is recorded as treasury shares. The cost of treasury shares is reclassified to “additional paid-in capital” when it is re-issued for the purpose of share options exercised and share awards. When the treasury shares are retired, an excess of repurchase price over par is allocated into additional paid-in capital.

(ai)Segment reporting

Operating segments are defined as components of an enterprise for which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

For the years ended December 31, 2023, 2024 and 2025, the Group has determined it has five operating segments, Vip.com, internet finance, Shan Shan Outlets, offline shops and City Outlets, in which the CODM reviews its financial result on a regular basis.Vip.com and Shan Shan Outlets have been identified as reportable segments. Internet finance, offline shops and City Outlets operating segments were aggregated as others because individually they do not exceed the 10% quantitative threshold. The financial information of the respective segments is disclosed in Note 24.

(aj)Recent accounting pronouncements

Recent adopted accounting pronouncements

In December 2023, The FASB has issued ASU No. 2023-09, Improvements to Income Tax Disclosures. Under the ASU, public business entities must annually “(1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income (or loss) by the applicable statutory income tax rate).” For public business entities, the standard is effective for annual periods beginning after December 15, 2024. For other entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The Group has adopted ASU 2023-09 in 2025 retrospectively and updated the income tax disclosure in Note 19.

Recent accounting pronouncements issued not yet adopted

In November 2024, the FASB issued ASU No. 2024-03, Income Statement (Topic 220)-Reporting Comprehensive Income- Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. Additionally, in January 2025, the FASB issued ASU No. 2025-01 to clarify the effective date of ASU No. 2024-03. The new guidance is intended to improve disclosures about a public business entity’s expenses by enhancing specified information about certain costs and expenses at each interim and annual reporting period so that investors can better understand an entity’s overall performance, including its cost structure, and assess potential future cash flows. This guidance is effective for fiscal years beginning after December 15, 2026 and interim periods within annual reporting periods beginning after December 15, 2027, on a retrospective or prospective basis, with early adoption permitted. The Company is in the process of evaluating the impact that this guidance will have on the consolidated financial statements and related disclosures.

2.Summary of significant accounting policies (Continued)

(aj)Recent accounting pronouncements (Continued)

Recent accounting pronouncements issued not yet adopted (Continued)

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The guidance was issued to provide a practical expedient to measure credit losses on current accounts receivable and current contract assets. The guidance is effective prospectively for financial statements issued for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. Early adoption of the guidance is permitted. The Group is currently evaluating the impact the guidance will have on its consolidated financial statements.